Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Statement [Line Items]
Summary of Property Plant and Equipment

	Aircraft,	Buildings	Other property, plant and equipment
	engines and flight equipment			Construction in progress	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
December 31, 2020
At January 1, 2020
Cost	133,845	14,153	10,217	3,857	162,072
Accumulated depreciation and impairment	(54,366)	(2,499)	(5,770)	—	(62,635)

Net carrying amount	79,479	11,654	4,447	3,857	99,437

At January 1, 2020, net of accumulated depreciation and impairment	79,479	11,654	4,447	3,857	99,437
Additions	3,517	69	528	1,055	5,169
Disposals	(781)	(22)	(102)	(425)	(1,330)
Transfer from construction in progress	—	1,102	21	(1,123)	—
Transfer from advanced payments on acquisition of aircraft	53	—	—	—	53
Transfer from investment properties (Note 17)	—	425	—	—	425
Transfer from right-of-use assets (Note 18(a))	6,402	—	—	—	6,402
Transfer to investment properties (Note 17)	—	(13)	—	—	(13)
Transfer to other non-current assets	—	—	—	(2)	(2)
Depreciation provided during the year	(7,680)	(501)	(886)	—	(9,067)
Impairment (note)	(31)	—	—	—	(31)

At December 31, 2020, net of accumulated depreciation and impairment	80,959	12,714	4,008	3,362	101,043

At December 31, 2020:
Cost	144,827	15,816	10,337	3,362	174,342
Accumulated depreciation and impairment	(63,868)	(3,102)	(6,329)	—	(73,299)

Net carrying amount	80,959	12,714	4,008	3,362	101,043

Note: During the year ended December 31, 2020, the Group made an impairment provision of RMB31 million for certain retired engines, the recoverable amount is determined based on the estimated market prices.

	Aircraft,	Buildings	Other property, plant and equipment
	engines and flight equipment			Construction in progress	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
December 31, 2019
At January 1, 2019
Cost	111,968	10,689	9,462	4,419	136,538
Accumulated depreciation and impairment	(43,403)	(2,159)	(5,288)	—	(50,850)

Net carrying amount	68,565	8,530	4,174	4,419	85,688

At January 1, 2019 net of accumulated depreciation and impairment	68,565	8,530	4,174	4,419	85,688
Additions	4,137	(41)	716	3,242	8,054
Disposals	(10)	(40)	(41)	—	(91)
Transfer from construction in progress	—	3,523	214	(3,737)	—
Transfer from advanced payments on acquisition of aircraft	335	—	—	—	335
Transfer from investment properties (Note 17)	—	76	—	—	76
Transfer from right-of-use assets (Note 18(b))	14,264	—	—	—	14,264
Transfer to investment properties (Note 17)	—	(23)	—	—	(23)
Transfer from/(to) other non-current assets	—	—	309	(67)	242
Disposal of a subsidiary	—	(8)	(18)	—	(26)
Depreciation provided during the year	(7,812)	(363)	(903)	—	(9,078)
Impairment	—	—	(4)	—	(4)

At December 31, 2019, net of accumulated depreciation and impairment	79,479	11,654	4,447	3,857	99,437

At December 31, 2019:
Cost	133,845	14,153	10,217	3,857	162,072
Accumulated depreciation and impairment	(54,366)	(2,499)	(5,770)	—	(62,635)

Net carrying amount	79,479	11,654	4,447	3,857	99,437

Aircraft [member]
Statement [Line Items]
Summary of Property Plant and Equipment
The following table indicates the cost and net carrying amount of the Group’s aircraft pledged as collateral under certain borrowing arrangements (Note 36):

	2020		2019
	Cost	Net carrying amount	Cost	Net carrying amount
	RMB million	RMB million	RMB million	RMB million
Aircraft
- pledged as collateral	26,149	17,515	10,819	7,243